Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Net Changes In Components Of Operating Assets And Liabilities

	Year Ended December 31,
	2014	2013	2012
(Increase) decrease in:
Accounts receivable	$95,014	$(96,300)	$(34,299)
Inventories	38,501	1,720	14,074
Deferred Charges	(8,935)	—	—
Other current assets	62,305	(39,170)	(9,593)
Increase (decrease) in:
Accounts payable	(73,307)	41,718	53,146
Accrued liabilities	(35,624)	45,846	(10,263)
Net changes in components of operating assets and liabilities	$77,954	$(46,186)	$13,065